SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
SEGMENT INFORMATION
17.	SEGMENT INFORMATION

The Company’s principal operating activities are engaged in the hospitality business and provision of gaming related services in Macau. The Company monitors its operations and evaluates earnings by reviewing the assets and operations of Studio City as one operating segment. Accordingly, the Company does not present separate segment information. As of December 31, 2019 and 2018, the Company operated in one geographical area, Macau, where it derives its revenue and its long-lived assets are located.